Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Ordinary Shares
Per Share, price (in Dollars per share) | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	500,000,000
Common stock, issued	12,737,527
Common stock, outstanding	12,737,527
Shares subject to possible redemption	56,262,473
Class B Ordinary Shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, authorized	50,000,000
Common stock, issued	17,250,000
Common stock, outstanding	17,250,000